Income taxes	12 Months Ended
Mar. 31, 2020
Disclosure of income tax [Abstract]
Income taxes
24.
Income taxes

a.
Income tax (expense)/benefit recognized in the consolidated income statement

Income tax (expense)/benefit recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2020		2019		2018
Current taxes
Domestic	Rs.	(5,157)	Rs.	(3,003)	Rs.	(1,412)
Foreign		(1,459)		(1,707)		(363)
	Rs.	(6,616)	Rs.	(4,710)	Rs.	(1,775)
Deferred taxes
Domestic	Rs.	6,580	Rs.	(244)	Rs.	(379)
Foreign		1,502		1,306		(2,381)
	Rs.	8,082	Rs.	1,062	Rs.	(2,760)
Total income tax (expense)/ benefit	Rs.	1,466	Rs.	(3,648)	Rs.	(4,535)

b.
Income tax (expense)/benefit recognized directly in equity

Income tax (expense)/benefit recognized directly in equity consi
s
ts of the following:

	For the Year Ended March 31,
	2020		2019		2018
Tax effect on changes in fair value of other investments	Rs.	-	Rs.	(411)	Rs.	1,370
Tax effect on foreign currency translation differences		-		14		(17)
Tax effect on effective portion of change in fair value of cash flow hedges		232		(69)		41
Tax effect on actuarial gains/losses on defined benefit obligations		(22)		(3)		(12)
	Rs.	210	Rs.	(469)	Rs.	1,382

c.
Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2020, 2019 and 2018:

	For the Year Ended March 31,
	2020		2019		2018
Profit before income taxes	Rs.	18,032	Rs.	22,443	Rs.	14,341
Enacted tax rate in India		34.94%		34.94%		34.61%
Computed expected tax expense	Rs.	(6,301)	Rs.	(7,842)	Rs.	(4,963)
Effect of:
Differences between Indian and foreign tax rates	Rs.	(3,385)	Rs.	734	Rs.	712
(Unrecognized deferred tax assets)/recognition of previously unrecognized deferred tax assets, net		6,478		(482)		(1,673)
Expenses not deductible for tax purposes		(155)		(340)		(261)
Reversal of earlier years’ tax provisions		-		282		135
Income exempt from income taxes		1,029		1,282		746
Foreign exchange differences		64		470		41
Incremental deduction allowed for research and development costs (1)		1,241		1,134		1,324
Tax expense on distributed/undistributed earnings of subsidiary outside India		(254)		-		-
Write off of accounts receivables		-		1,294		-
Income from sale of capital assets		2,620		-		-
Effect of change in tax rate		37		(3)		(1,329)
Others		92		(177)		733
Income tax benefit/(expense)	Rs.	1,466	Rs.	(3,648)	Rs.	(4,535)
Effective tax rate		(8)%		16%		32%

(1)	India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017 and from 150% to 100% effective April 1, 2020.

The decrease in the Company’s effective tax rate for the year ended March 31, 2020 as compared to the year ended March 31, 2019 was primarily on account of :

•
recognition of a deferred tax asset related to the Minimum Alternate Tax (“MAT”) credits in Dr. Reddy’s Laboratories Limited, India on account of a reduction in the MAT rate from 21.55% to 17.47% pursuant to the recently enacted Taxation laws (Amendment) Act 2019 for the fiscal year ended March 31, 2020 and subsequent periods;

•	recognition of deferred tax asset related to losses for impairment of certain product related intangibles of the Company;

•	recognition of deferred tax asset pursuant to planned restructuring activity between the group companies; and

•	non taxability of income from sale of capital assets as it is set off against the carried forward capital loss.

d.	Unrecognized deferred tax assets and liabilities

The details of unrecognized deferred tax assets and liabi
li
ties a
r
e summarized below:

	As at March 31,
	2020		2019
Deductible temporary differences, net	Rs.	394	Rs.	5,469
Operating tax loss carry-forward		3,926		3,567
	Rs.	4,320	Rs.	9,036

During the year ended March 31, 2020, the Company recognized deferred tax assets of Rs.5,075 on certain deductible temporary differences, as the Company believes that it is probable that there will be available taxable profits against which such temporary differences can be utilized.

During the year ended March 31, 2020, the Company did not recognize deferred tax assets of Rs.359 on operating tax losses pertaining primarily to Dr. Reddy’s Venezuela, C.A and Dr. Reddy’s Laboratories New York, Inc.

Deferred income taxes are not provided on undistributed earnings of Rs.22,988 as at March 31, 2020, of subsidiaries, where it is expected that earnings of the subsidiaries will not be distributed in the foreseeable future. Generally, the Company indefinitely reinvests all of the accumulated undistributed earnings of subsidiaries, and accordingly, has not recorded any deferred taxes in relation to such undistributed earnings of its subsidiaries.

e.	Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As at March 31,
	2020		2019
Deferred tax assets/(liabilities):
Inventory	Rs.	3,216	Rs.	3,285
Minimum Alternate Tax*		6,246		1,630
Trade and other receivables		369		316
Operating/other tax loss carry-forward		3,399		297
Other current assets and other current liabilities, net		1,448		1,315
Property, plant and equipment		(2,361)		(2,665)
Other intangible assets		(477)		(662)
Others		99		42
Net deferred tax assets	Rs.	11,939	Rs.	3,558

*	As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT” tax) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT tax computed under section 115JB of the Tax Act. If in any year the company pays liability as per MAT, then it is entitled to claim credit of MAT paid over and above the normal tax liability in the subsequent years. The MAT credit is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years starting from the succeeding fiscal year in which such credit was generated.

In assessing whether the deferred income tax assets will be realized, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets and tax loss carry-forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences and tax loss carry-forwards. Recoverability of deferred tax assets is based on estimates of future taxable income. Any changes in such future taxable income would impact the recoverability of deferred tax assets.

Operating loss carry-forward consists of business losses, unabsorbed depreciation and unabsorbed interest carry-forwards. A portion of this total loss can be carried indefinitely and the remaining amounts expire at various dates ranging from 2021 through 2027.

f.
Movement in deferred tax assets and liabilities during the years ended March 31, 2020 and 2019
.

The details of movement in deferred tax assets and liabilities are su mm
arized below:

	As at March 31, 2019		Recognized in income statement		Recognized in equity		As at March 31, 2020
Deferred tax assets/(liabilities)
Inventory	Rs.	3,285	Rs.	(69)	Rs.	-	Rs.	3,216
Minimum Alternate Tax		1,630		4,616		-		6,246
Trade and other receivables		316		53		-		369
Operating/other tax loss carry-forward		297		3,102		-		3,399
Other current assets and other current liabilities, net		1,315		133		-		1,448
Property, plant and equipment		(2,665)		304		-		(2,361)
Other intangible assets		(662)		185		-		(477)
Others		42		(153)		210		99
Net deferred tax assets	Rs.	3,558	Rs.	8,171	Rs.	210	Rs.	11,939

	As at March 31, 2018		Recognized in income statement		Recognized in equity		As at March 31, 2019
Deferred tax assets/(liabilities)
Inventory	Rs.	1,790	Rs.	1,495	Rs.	-	Rs.	3,285
Minimum Alternate Tax		1,630		-		-		1,630
Trade and other receivables		278		38		-		316
Operating/other tax loss carry-forward		112		185		-		297
Other current assets and other current liabilities, net		1,291		24		-		1,315
Property, plant and equipment		(2,263)		(402)		-		(2,665)
Other intangible assets		(569)		(93)		-		(662)
Others		629		(115)		(472)		42
Net deferred tax assets	Rs.	2,898	Rs.	1,132	Rs.	(472)	Rs.	3,558

The amounts recognized in the income statement for the years ended March 31, 2020 and 2019 include Rs.89 and Rs.70, respectively, which represent exchange differences arising due to foreign currency translations.